Earnings (Loss) Per Share (Details) - Schedule of Weighted-Average Number of Ordinary Shares (Basic) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares
Issued ordinary shares at January 1	544,906,149	544,906,149	514,205,799
Weighted average number of ordinary shares (basic)	544,906,149	544,906,149	531,995,467
Issued March 7,2021 due to warrant exercise [Member]
Number of shares
Issued			10,634,406
Issued May 4, 2021 due to warrant exercise [Member]
Number of shares
Issued			639,508
Issued July 6, 2021 due to warrant exercise [Member]
Number of shares
Issued			4,145,205
Issued August 30, 2021 due to warrant exercise [Member]
Number of shares
Issued			1,179,452
Issued September 1, 2021 due to warrant exercise [Member]
Number of shares
Issued			414,384
Issued October 11, 2021 due to warrant exercise [Member]
Number of shares
Issued			776,713